Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Debt Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 3,788.1	$ 54.8	₨ 11,433.8	₨ 10,108.2
Gross realized losses on sale	(1,192.1)	(17.3)	(580.6)	(502.0)
Realized gains (losses), net	2,596.0	37.5	10,853.2	9,606.2
Dividends and interest	190,992.5	2,761.6	158,209.2	154,618.6
Total	₨ 193,588.5	$ 2,799.1	₨ 169,062.4	₨ 164,224.8